Artisan Funds, Inc.

SUPPLEMENT DATED May 23, 2005

TO THE PROSPECTUS OF ARTISAN FUNDS, INC. (Investor Shares)

DATED DECEMBER 1, 2004

ANTICIPATED CLOSING LEVEL FOR ARTISAN MID CAP VALUE FUND

Insert the following paragraph after the last paragraph on page 11 of the Artisan Funds’ Investor Shares prospectus:

Artisan Mid Cap Value Fund expects to close to most new investors when assets under the management of Artisan Partners Limited Partnership, the Fund’s adviser, in Artisan Partners’ mid-cap value strategy, including the assets of the Fund, reach approximately $4 billion or at such earlier time as Artisan believes would be in the best interests of the Fund and its shareholders.

CLOSING ARTISAN SMALL CAP FUND

Artisan Small Cap Fund closed to most new investors at the close of business on December 17, 2004, after reaching its announced closing level of $400 million in assets under management. The Fund will accept new accounts from investors who satisfy new account eligibility requirements. Eligibility requirements are described under the heading “Who is Eligible to Invest in a Closed Artisan Fund?” on page 31 of the Investor Shares prospectus.

The following paragraph replaces the last paragraph on page 13 of the Artisan Funds’ Investor Shares prospectus:

Artisan Small Cap Fund is closed to most new investors. See “Investing with Artisan Funds – Who is Eligible to Invest in a Closed Artisan Fund?” for new account eligibility criteria.

WHO IS ELIGIBLE TO INVEST IN A CLOSED ARTISAN FUND?

The following sentences replace the first two sentences on page 31 of the Artisan Funds’ Investor Shares prospectus:

Artisan International Small Cap Fund, Artisan Mid Cap Fund, Artisan Small Cap Fund and Artisan Small Cap Value Fund are closed to most new investors. Artisan Mid Cap Value Fund has announced that it expects to close to most new investors as more fully described under “Goal & Process.”

The following paragraph replaces the second paragraph after the last bullet point on page 32 of the Artisan Funds’ Investor Shares prospectus:

In order to further limit the growth of assets of Artisan International Small Cap Fund, Artisan Mid Cap Fund, Artisan Small Cap Fund (effective October 7, 2005) and Artisan Small Cap Value Fund, those Funds will not accept most new accounts for employee benefit plans (including 401(k) and other types of defined contribution plans) that expect to have increasing assets over time, even if the plan would be eligible to open a new account under the guidelines set above.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

REVISING MARKET CAPITALIZATION GUIDELINES

Effective June 24, 2005, one of the market capitalization limits for each of the Artisan Funds investing primarily in U.S. securities – Artisan Small Cap Fund, Artisan Small Cap Value Fund, Artisan Mid Cap Fund and Artisan Mid Cap Value Fund – is being revised to create uniform limits for each of those Funds. The paragraphs for each Fund below replace the indicated paragraphs in the Investor Shares prospectus.

Artisan Small Cap Fund. The following paragraph replaces the first paragraph after the last bullet point on page 13 of the Artisan Funds’ Investor Shares prospectus:

The Fund invests primarily in U.S. companies and, under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (at market value at the time of investment) in the common stocks of small companies with market capitalizations no higher than three times the weighted average market capitalization of companies in the Russell 2000® Index. As of March 31, 2005, the weighted average market capitalization of companies in that Index was approximately $1.0 billion. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to hold a stock even if the company’s market capitalization grows beyond three times the weighted average market capitalization of companies in the Russell 2000® Index. Although, as described above, the Fund may invest and reinvest in a company with a broader capitalization range, the Fund will not initiate a position in a company unless it has a market capitalization between $200 million and $1.5 billion.

Artisan Small Cap Value Fund. The following paragraph replaces the first paragraph after the last bullet point on page 15 of the Artisan Funds’ Investor Shares prospectus:

The Fund invests primarily in U.S. companies and, under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (at market value at the time of investment) in the common stocks of small companies with market capitalizations no higher than three times the weighted average market capitalization of companies in the Russell 2000® Index.

As of March 31, 2005, the weighted average market capitalization of companies in that Index was approximately $1.0 billion. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to hold a stock even if the company’s market capitalization grows beyond three times the weighted average market capitalization of companies in the Russell 2000® Index. Although, as described above, the Fund may invest and reinvest in a company with a broader capitalization range, the Fund will not initiate a position in a company unless it has a market capitalization below $1.5 billion.

Artisan Mid Cap Fund. The following paragraph replaces the second paragraph after the last bullet point on page 9 of the Artisan Funds’ Investor Shares prospectus:

The Fund invests primarily in U.S. companies and, under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (at market value at the time of investment) in the common stocks of medium-sized companies with market capitalizations no lower than the market capitalization of the smallest company in the Russell Midcap® Index and no higher than three times the weighted average market capitalization of companies in the Index. As of March 31, 2005, the weighted average market capitalization of companies in that Index was approximately $7.7 billion. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to hold a stock even if the company’s market capitalization grows beyond three times the weighted average market capitalization of companies in the Russell Midcap® Index or falls below the market capitalization of the smallest company in the Index. Although, as described above, the Fund may invest in a broader capitalization range, the Fund generally maintains median and weighted average market capitalizations of less than $10 billion.

Artisan Mid Cap Value Fund. The following paragraph replaces the first paragraph after the last bullet point on page 11 of the Artisan Funds’ Investor Shares prospectus:

The Fund invests primarily in U.S. companies and, under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (at market value at the time of investment) in the common stocks of medium-sized companies. The Fund defines a medium-sized company as one with a market capitalization no lower than $1.5 billion and no higher than three times the weighted average market capitalization of companies in the Russell Midcap® Index. As of March 31, 2005, the weighted average market capitalization of companies in that Index was approximately $7.7 billion. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to hold a stock even if the company’s market capitalization grows beyond three times the weighted average market capitalization of companies in the Russell Midcap® Index or falls below $1.5 billion. Although, as described above, the Fund may invest and reinvest in a company with a broader capitalization range, the Fund will not initiate a position in a company unless it has a market capitalization between $1.5 billion and $10 billion.

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